Intangible Assets and Goodwill - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 13,285
2018	12,966
2019	10,280
2020	6,187
2021	5,024
Thereafter	6,376
Net Carrying Amount	$ 54,118	$ 56,828